Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Apr. 04, 2017	Dec. 31, 2015	Apr. 30, 2017	Jan. 31, 2016	May 31, 2017	Feb. 29, 2016	Jun. 30, 2017	Mar. 31, 2016	Jul. 31, 2017	Apr. 30, 2016	Aug. 31, 2017	May 31, 2016	Sep. 30, 2017	Jun. 30, 2016	Oct. 31, 2017	Jul. 31, 2016	Nov. 30, 2017	Aug. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Jan. 31, 2018	Oct. 31, 2016	Feb. 28, 2018	Nov. 30, 2016	Dec. 31, 2025	Mar. 31, 2018	Dec. 31, 2016	Apr. 30, 2018	Jan. 31, 2017	May 31, 2018	Feb. 28, 2017	Jun. 30, 2018	Mar. 31, 2017	Jul. 31, 2018	Apr. 30, 2017	Aug. 31, 2018	May 31, 2017	Sep. 30, 2018	Jun. 30, 2017	Oct. 31, 2018	Jul. 31, 2017	Nov. 30, 2018	Aug. 31, 2017	Dec. 31, 2018	Sep. 30, 2017	Jan. 31, 2019	Oct. 31, 2017	Feb. 28, 2019	Nov. 30, 2017	Mar. 31, 2019	Dec. 31, 2017	Apr. 30, 2019	Jan. 31, 2018	May 31, 2019	Feb. 28, 2018	Jun. 30, 2019	Mar. 31, 2018	Jul. 31, 2019	Apr. 30, 2018	Aug. 31, 2019	May 31, 2018	Sep. 30, 2019	Jun. 30, 2018	Oct. 31, 2019	Jul. 31, 2018	Nov. 30, 2019	Aug. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Jan. 31, 2020	Oct. 31, 2018	Feb. 29, 2020	Nov. 30, 2018	Mar. 31, 2020	Dec. 31, 2018	Apr. 30, 2020	Jan. 31, 2019	May 31, 2020	Feb. 28, 2019	Jun. 30, 2020	Mar. 31, 2019	Jul. 31, 2020	Apr. 30, 2019	Aug. 31, 2020	May 31, 2019	Sep. 30, 2020	Jun. 30, 2019	Oct. 31, 2020	Jul. 31, 2019	Nov. 30, 2020	Aug. 31, 2019	Dec. 31, 2020	Sep. 30, 2019	Jan. 31, 2021	Oct. 31, 2019	Feb. 28, 2021	Nov. 30, 2019	Mar. 31, 2021	Dec. 31, 2019	Apr. 30, 2021	Jan. 31, 2020	May 31, 2021	Feb. 29, 2020	Jun. 30, 2021	Mar. 31, 2020	Jul. 31, 2021	Apr. 30, 2020	Aug. 31, 2021	May 31, 2020	Sep. 30, 2021	Jun. 30, 2020	Oct. 31, 2021	Jul. 31, 2020	Nov. 30, 2021	Aug. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Jan. 31, 2022	Oct. 31, 2020	Feb. 28, 2022	Nov. 30, 2020	Mar. 31, 2022	Dec. 31, 2020	Apr. 30, 2022	Jan. 31, 2021	May 31, 2022	Feb. 28, 2021	Jun. 30, 2022	Mar. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Aug. 31, 2022	May 31, 2021	Sep. 30, 2022	Jun. 30, 2021	Oct. 31, 2022	Jul. 31, 2021	Nov. 30, 2022	Aug. 31, 2021	Dec. 31, 2022	Sep. 30, 2021	Jan. 31, 2023	Oct. 31, 2021	Feb. 28, 2023	Nov. 30, 2021	Mar. 31, 2023	Dec. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	May 31, 2023	Feb. 28, 2022	Jun. 30, 2023	Mar. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Aug. 31, 2023	May 31, 2022	Sep. 30, 2023	Jun. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Nov. 30, 2023	Aug. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Jan. 31, 2024	Oct. 31, 2022	Feb. 29, 2024	Nov. 30, 2022	Mar. 31, 2024	Dec. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	May 31, 2024	Feb. 28, 2023	Jun. 30, 2024	Mar. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Aug. 31, 2024	May 31, 2023	Sep. 30, 2024	Jun. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Nov. 30, 2024	Aug. 31, 2023	Dec. 31, 2024	Sep. 30, 2023	Jan. 31, 2025	Oct. 31, 2023	Feb. 28, 2025	Nov. 30, 2023	Mar. 31, 2025	Dec. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	May 31, 2025	Feb. 29, 2024	Jun. 30, 2025	Mar. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Aug. 31, 2025	May 31, 2024	Sep. 30, 2025	Jun. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Nov. 30, 2025	Aug. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000018454
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with load
Accumulated Value		$ 9,775		$ 9,576		$ 9,563		$ 9,935		$ 10,188		$ 10,255		$ 10,364		$ 10,648		$ 10,801		$ 10,856		$ 10,814		$ 10,843			$ 10,983		$ 11,149		$ 11,288		$ 11,275		$ 11,401		$ 11,485		$ 11,511		$ 11,665		$ 11,692		$ 11,803		$ 11,914		$ 11,925		$ 11,994		$ 12,108		$ 11,946		$ 11,873		$ 11,856		$ 11,900		$ 11,855		$ 11,957		$ 12,091		$ 12,136		$ 11,807		$ 11,747		$ 11,540		$ 11,973		$ 12,142		$ 12,327		$ 12,449		$ 12,429		$ 12,771		$ 12,845		$ 12,903		$ 12,849		$ 12,890		$ 12,899		$ 13,083		$ 13,222		$ 13,150		$ 11,527		$ 11,996		$ 12,483		$ 12,691		$ 13,193		$ 13,400		$ 13,259		$ 13,332		$ 13,839		$ 14,077		$ 14,132		$ 14,273		$ 14,195		$ 14,353		$ 14,378		$ 14,504		$ 14,543		$ 14,617		$ 14,520		$ 14,610		$ 14,531		$ 14,536		$ 14,053		$ 13,885		$ 13,671		$ 13,279		$ 13,247		$ 12,590		$ 13,056		$ 12,844		$ 12,370		$ 12,576		$ 12,823		$ 12,692		$ 13,086		$ 12,827		$ 12,919		$ 12,972		$ 12,787		$ 12,934		$ 13,065		$ 12,973		$ 12,750		$ 12,621		$ 13,156		$ 13,562		$ 13,608		$ 13,634		$ 13,836		$ 13,670		$ 13,857		$ 13,945		$ 14,153		$ 14,382		$ 14,591	$ 14,419	$ 14,629	$ 14,480	$ 14,695	$ 14,770	$ 14,599	$ 14,529	$ 14,687	$ 15,031	$ 15,064	$ 15,330	$ 15,468	$ 15,587	$ 15,640	$ 15,695
C000018456
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C with load
Accumulated Value		10,000		9,792		9,773		10,148		10,400		10,463		10,568		10,851		11,002		11,052		11,004		11,027			11,163		11,326		11,462		11,442		11,564		11,643		11,664		11,813		11,834		11,941		12,046		12,051		12,115		12,222		12,054		11,974		11,951		11,989		11,952		12,034		12,162		12,200		11,879		11,798		11,585		12,011		12,175		12,353		12,484		12,458		12,777		12,844		12,896		12,836		12,870		12,872		13,064		13,179		13,101		11,481		11,942		12,418		12,618		13,109		13,307		13,161		13,226		13,720		13,948		13,995		14,128		14,042		14,191		14,208		14,325		14,356		14,421		14,318		14,399		14,331		14,311		13,846		13,658		13,440		13,049		13,010		12,360		12,810		12,595		12,126		12,320		12,556		12,421		12,799		12,522		12,623		12,669		12,482		12,619		12,721		12,644		12,421		12,271		12,802		13,190		13,228		13,247		13,417		13,250		13,443		13,522		13,716		13,911		14,126	13,952	14,148	13,997	14,178	14,263	14,091	14,017	14,161	14,484	14,509	14,757	14,882	14,988	15,031	15,076
C000052177
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F
Accumulated Value		10,000		9,797		9,783		10,166		10,426		10,495		10,607		10,899		11,057		11,115		11,072		11,102			11,246		11,403		11,561		11,549		11,678		11,765		11,793		11,952		11,980		12,081		12,210		12,222		12,294		12,411		12,246		12,172		12,156		12,187		12,156		12,247		12,401		12,432		12,111		12,050		11,823		12,268		12,443		12,634		12,776		12,756		13,093		13,186		13,247		13,193		13,219		13,246		13,436		13,580		13,490		11,838		12,322		12,823		13,038		13,556		13,770		13,626		13,685		14,224		14,454		14,528		14,657		14,595		14,741		14,785		14,899		14,941		15,018		14,919		15,031		14,951		14,956		14,460		14,289		14,069		13,648		13,616		12,958		13,439		13,222		12,734		12,947		13,204		13,069		13,477		13,210		13,306		13,362		13,172		13,325		13,442		13,367		13,138		13,006		13,559		13,979		14,028		14,056		14,245		14,075		14,289		14,381		14,597		14,814		15,052	14,875	15,093	14,940	15,143	15,243	15,067	14,996	15,160	15,516	15,552	15,806	15,972	16,096	16,153	16,211
C000188230
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F3
Accumulated Value	$ 10,000		$ 10,109		$ 10,186		$ 10,211		$ 10,350		$ 10,389		$ 10,478		$ 10,579		$ 10,604		$ 10,655		$ 10,758		$ 10,628			$ 10,552		$ 10,540		$ 10,581		$ 10,556		$ 10,637		$ 10,758		$ 10,800		$ 10,522		$ 10,470		$ 10,274		$ 10,663		$ 10,817		$ 10,985		$ 11,110		$ 11,095		$ 11,389		$ 11,458		$ 11,513		$ 11,467		$ 11,506		$ 11,530		$ 11,698		$ 11,810		$ 11,748		$ 10,308		$ 10,731		$ 11,171		$ 11,360		$ 11,799		$ 11,988		$ 11,863		$ 11,931		$ 12,390		$ 12,607		$ 12,659		$ 12,788		$ 12,720		$ 12,865		$ 12,890		$ 13,006		$ 13,044		$ 13,113		$ 13,028		$ 13,113		$ 13,045		$ 13,051		$ 12,635		$ 12,470		$ 12,295		$ 11,928		$ 11,902		$ 11,326		$ 11,734		$ 11,561		$ 11,136		$ 11,307		$ 11,550		$ 11,433		$ 11,793		$ 11,544		$ 11,646		$ 11,696		$ 11,531		$ 11,667		$ 11,771		$ 11,707		$ 11,508		$ 11,394		$ 11,881		$ 12,235		$ 12,280		$ 12,324		$ 12,492		$ 12,344		$ 12,534		$ 12,618		$ 12,809		$ 13,002		$ 13,213		$ 13,059		$ 13,253		$ 13,102		$ 13,301		$ 13,391		$ 13,238		$ 13,177		$ 13,324		$ 13,640		$ 13,674		$ 13,900		$ 14,048		$ 14,141		$ 14,212		$ 14,265
C000018458
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		10,000		9,797		9,784		10,169		10,431		10,501		10,614		10,895		11,068		11,127		11,085		11,116			11,262		11,420		11,580		11,568		11,684		11,787		11,801		11,976		12,005		12,107		12,224		12,251		12,325		12,428		12,278		12,189		12,189		12,221		12,191		12,283		12,439		12,471		12,148		12,088		11,860		12,310		12,487		12,680		12,824		12,805		13,145		13,223		13,285		13,232		13,276		13,304		13,497		13,625		13,553		11,888		12,376		12,883		13,100		13,607		13,841		13,679		13,757		14,285		14,535		14,594		14,743		14,663		14,830		14,875		14,991		15,034		15,113		15,014		15,111		15,049		15,038		14,556		14,383		14,162		13,738		13,707		13,042		13,530		13,311		12,819		13,035		13,295		13,160		13,573		13,304		13,402		13,460		13,268		13,443		13,562		13,468		13,257		13,105		13,665		14,091		14,141		14,170		14,383		14,212		14,409		14,504		14,723		14,944		15,186	15,007	15,230	15,076	15,282	15,384	15,206	15,135	15,303	15,665	15,703	15,983	16,130	16,257	16,315	16,375
C000018457
Account Value [Line Items]
Line Graph and Table Measure Name																									Class P
Accumulated Value		10,000		9,788		9,775		10,148		10,415		10,483		10,605		10,876		11,043		11,099		11,057		11,086			11,227		11,393		11,533		11,520		11,646		11,731		11,758		11,912		11,953		12,051		12,162		12,187		12,257		12,371		12,210		12,123		12,107		12,151		12,119		12,205		12,337		12,380		12,050		11,989		11,767		12,196		12,364		12,562		12,697		12,676		12,999		13,071		13,143		13,072		13,111		13,134		13,315		13,451		13,362		11,715		12,196		12,694		12,899		13,396		13,617		13,458		13,529		14,046		14,281		14,333		14,471		14,391		14,546		14,585		14,691		14,728		14,799		14,701		14,805		14,725		14,710		14,230		14,045		13,831		13,425		13,392		12,740		13,199		12,988		12,501		12,702		12,963		12,814		13,220		12,944		13,033		13,085		12,900		13,063		13,171		13,080		12,858		12,712		13,255		13,654		13,698		13,741		13,919		13,755		13,957		14,023		14,246		14,449		14,673	14,483	14,708	14,540	14,750	14,842	14,673	14,583	14,736	15,093	15,124	15,362	15,517	15,632	15,683	15,735
C000052178
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R2
Accumulated Value		10,000		9,793		9,776		10,154		10,409		10,474		10,581		10,867		11,020		11,073		11,026		11,052			11,191		11,356		11,495		11,478		11,601		11,683		11,706		11,859		11,882		11,991		12,100		12,107		12,173		12,284		12,116		12,038		12,017		12,058		12,023		12,107		12,239		12,280		11,958		11,878		11,666		12,099		12,266		12,449		12,584		12,559		12,884		12,955		13,009		12,951		12,988		12,992		13,174		13,308		13,232		11,595		12,063		12,548		12,753		13,253		13,457		13,311		13,379		13,884		14,118		14,168		14,306		14,222		14,375		14,396		14,517		14,552		14,621		14,519		14,605		14,521		14,521		14,051		13,862		13,643		13,248		13,211		12,569		13,012		12,814		12,320		12,520		12,781		12,628		13,016		12,754		12,841		12,890		12,701		12,862		12,969		12,873		12,666		12,516		13,041		13,440		13,481		13,502		13,698		13,529		13,709		13,793		13,993		14,215		14,417	14,242	14,465	14,293	14,500	14,570	14,396	14,323	14,473	14,807	14,835	15,092	15,223	15,334	15,382	15,452
C000052179
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R3
Accumulated Value		10,000		9,794		9,777		10,143		10,413		10,479		10,587		10,861		11,029		11,083		11,037		11,063			11,203		11,356		11,510		11,493		11,604		11,702		11,712		11,880		11,904		12,000		12,110		12,132		12,200		12,312		12,145		12,067		12,047		12,074		12,040		12,126		12,274		12,301		11,979		11,915		11,687		12,123		12,292		12,476		12,613		12,589		12,917		12,988		13,060		12,987		13,025		13,046		13,230		13,366		13,274		11,645		12,117		12,606		12,813		13,301		13,523		13,361		13,431		13,939		14,176		14,245		14,367		14,301		14,440		14,479		14,585		14,621		14,692		14,590		14,695		14,612		14,612		14,123		13,951		13,732		13,316		13,281		12,635		13,082		12,883		12,404		12,607		12,853		12,717		13,110		12,828		12,935		12,985		12,796		12,941		13,068		12,973		12,746		12,614		13,146		13,549		13,591		13,614		13,793		13,624		13,826		13,912		14,115		14,320		14,545	14,369	14,576	14,423	14,614	14,706	14,531	14,458	14,611	14,950	14,980	15,219	15,374	15,488	15,537	15,588
C000158205
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R4
Accumulated Value		10,000		9,796		9,782		10,162		10,420		10,489		10,599		10,889		11,060		11,101		11,072		11,086			11,229		11,398		11,540		11,541		11,654		11,740		11,766		11,923		11,950		12,063		12,176		12,187		12,257		12,372		12,207		12,132		12,114		12,159		12,127		12,216		12,352		12,397		12,076		12,015		11,788		12,229		12,402		12,590		12,730		12,709		13,042		13,117		13,176		13,120		13,162		13,186		13,374		13,498		13,424		11,767		12,246		12,742		12,954		13,466		13,677		13,532		13,606		14,123		14,365		14,421		14,565		14,484		14,644		14,669		14,797		14,837		14,912		14,812		14,904		14,840		14,826		14,351		14,162		13,943		13,542		13,509		12,857		13,313		13,114		12,613		12,822		13,092		12,939		13,341		13,076		13,169		13,241		13,033		13,202		13,316		13,221		13,013		12,862		13,406		13,819		13,866		13,911		14,097		13,927		14,137		14,207		14,418		14,650		14,883	14,686	14,920	14,747	14,966	15,063	14,867	14,795	14,955	15,305	15,338	15,608	15,770	15,868	15,944	15,999
C000158206
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R5
Accumulated Value		10,000		9,797		9,784		10,169		10,444		10,501		10,628		10,909		11,082		11,127		11,099		11,130			11,262		11,435		11,595		11,583		11,699		11,788		11,817		11,978		12,022		12,124		12,240		12,268		12,327		12,446		12,295		12,207		12,207		12,239		12,209		12,302		12,457		12,490		12,167		12,107		11,879		12,328		12,506		12,699		12,843		12,824		13,164		13,243		13,306		13,252		13,297		13,324		13,517		13,646		13,574		11,909		12,398		12,904		13,122		13,629		13,863		13,701		13,779		14,308		14,558		14,617		14,766		14,687		14,853		14,899		15,015		15,059		15,138		15,039		15,153		15,074		15,062		14,581		14,408		14,187		13,762		13,731		13,066		13,536		13,335		12,844		13,060		13,320		13,185		13,599		13,330		13,427		13,485		13,294		13,469		13,588		13,494		13,282		13,130		13,691		14,117		14,168		14,197		14,410		14,239		14,436		14,531		14,751		14,992		15,213	15,035	15,258	15,104	15,331	15,412	15,235	15,164	15,331	15,694	15,732	16,012	16,160	16,287	16,345	16,405
C000158207
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		10,000		9,798		9,772		10,158		10,434		10,491		10,619		10,899		11,074		11,119		11,092		11,124			11,256		11,430		11,576		11,579		11,696		11,785		11,815		11,977		12,007		12,125		12,242		12,256		12,330		12,450		12,285		12,212		12,198		12,246		12,217		12,310		12,451		12,500		12,177		12,118		11,891		12,341		12,519		12,714		12,859		12,841		13,182		13,261		13,325		13,271		13,317		13,329		13,523		13,669		13,597		11,930		12,421		12,929		13,131		13,657		13,875		13,731		13,810		14,341		14,592		14,652		14,802		14,723		14,891		14,920		15,055		15,099		15,179		15,081		15,179		15,100		15,108		14,625		14,434		14,214		13,807		13,777		13,111		13,583		13,382		12,890		13,089		13,369		13,216		13,651		13,362		13,481		13,539		13,348		13,505		13,625		13,552		13,321		13,169		13,753		14,163		14,215		14,266		14,460		14,290		14,509		14,606		14,828		15,050		15,295	15,096	15,342	15,167	15,397	15,501	15,324	15,254	15,423	15,789	15,829	16,090	16,262	16,369	16,451	16,513
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,051		10,128		10,118		10,162		10,253		10,204		10,210		10,197		10,244		10,126		10,030			10,094		10,019		10,091		10,078		10,080		10,145		10,080		10,000		10,060		10,245		10,354		10,348		10,546		10,549		10,736		10,871		10,895		11,177		11,118		11,151		11,146		11,138		11,352		11,557		11,489		11,693		11,747		11,821		11,998		11,901		11,894		11,841		11,958		11,974		11,888		11,716		11,570		11,662		11,700		11,782		11,914		11,891		11,788		11,785		11,820		11,789		11,535		11,407		11,090		10,669		10,738		10,569		10,828		10,522		10,067		9,937		10,302		10,256		10,571		10,298		10,559		10,623		10,508		10,470		10,463		10,396		10,132		9,972		10,424		10,823		10,793		10,640		10,739		10,467		10,645		10,746		10,997		11,155		11,304		11,024		11,140		10,958		11,016		11,258		11,263		11,307		11,226		11,399		11,368		11,504		11,630		11,703		11,775		11,758
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000		9,842		9,888		10,325		10,737		10,815		10,932		11,208		11,458		11,532		11,568		11,522			11,749		11,907		12,092		12,067		12,203		12,312		12,325		12,467		12,464		12,576		12,625		12,591		12,628		12,709		12,591		12,513		12,596		12,594		12,638		12,779		12,871		12,946		12,734		12,619		12,342		12,909		13,127		13,255		13,441		13,270		13,595		13,665		13,718		13,762		13,794		13,831		14,120		14,121		13,902		12,266		12,732		13,310		13,437		14,074		14,215		14,068		14,131		14,697		14,978		15,036		15,088		15,114		15,280		15,324		15,532		15,587		15,673		15,679		15,650		15,488		15,779		15,346		15,209		15,070		14,522		14,557		13,565		14,383		14,041		13,478		13,862		14,122		14,018		14,566		14,380		14,540		14,683		14,544		14,782		14,994		15,039		14,863		14,679		15,350		15,917		15,921		15,968		16,160		15,999		16,182		16,339		16,661		16,927		17,204	17,110	17,308	17,234	17,473	17,588	17,400	17,402	17,695	18,025	18,098	18,320	18,461	18,499	18,592	18,714
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000		9,842		9,888		10,325		10,737		10,815		10,932		11,208		11,458		11,532		11,568		11,522			11,749		11,907		12,092		12,067		12,203		12,312		12,325		12,467		12,464		12,576		12,625		12,591		12,628		12,709		12,591		12,513		12,596		12,594		12,638		12,779		12,871		12,946		12,734		12,619		12,342		12,909		13,127		13,255		13,441		13,270		13,595		13,665		13,718		13,762		13,794		13,831		14,120		14,121		13,902		12,266		12,732		13,310		13,437		14,074		14,215		14,068		14,131		14,697		14,978		15,036		15,088		15,114		15,280		15,324		15,532		15,587		15,673		15,679		15,650		15,488		15,779		15,346		15,209		15,070		14,522		14,557		13,565		14,383		14,041		13,478		13,862		14,122		14,018		14,566		14,380		14,540		14,683		14,544		14,782		14,994		15,039		14,863		14,679		15,350		15,917		15,921		15,968		16,160		15,999		16,182		16,339		16,661		16,927		17,204	17,110	17,308	17,234	17,473	17,588	17,400	17,402	17,695	18,025	18,098	18,320	18,461	18,499	18,592	18,714
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000		9,842		9,888		10,325		10,737		10,815		10,932		11,208		11,458		11,532		11,568		11,522			11,749		11,907		12,092		12,067		12,203		12,312		12,325		12,467		12,464		12,576		12,625		12,591		12,628		12,709		12,591		12,513		12,596		12,594		12,638		12,779		12,871		12,946		12,734		12,619		12,342		12,909		13,127		13,255		13,441		13,270		13,595		13,665		13,718		13,762		13,794		13,831		14,120		14,121		13,902		12,266		12,732		13,310		13,437		14,074		14,215		14,068		14,131		14,697		14,978		15,036		15,088		15,114		15,280		15,324		15,532		15,587		15,673		15,679		15,650		15,488		15,779		15,346		15,209		15,070		14,522		14,557		13,565		14,383		14,041		13,478		13,862		14,122		14,018		14,566		14,380		14,540		14,683		14,544		14,782		14,994		15,039		14,863		14,679		15,350		15,917		15,921		15,968		16,160		15,999		16,182		16,339		16,661		16,927		17,204	17,110	17,308	17,234	17,473	17,588	17,400	17,402	17,695	18,025	18,098	18,320	18,461	18,499	18,592	18,714
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value	$ 10,000		$ 10,111		$ 10,201		$ 10,212		$ 10,330		$ 10,328		$ 10,420		$ 10,461		$ 10,433		$ 10,463		$ 10,531		$ 10,432			$ 10,368		$ 10,437		$ 10,435		$ 10,471		$ 10,588		$ 10,665		$ 10,727		$ 10,551		$ 10,456		$ 10,226		$ 10,696		$ 10,877		$ 10,983		$ 11,137		$ 10,995		$ 11,265		$ 11,323		$ 11,367		$ 11,403		$ 11,429		$ 11,461		$ 11,700		$ 11,701		$ 11,519		$ 10,164		$ 10,550		$ 11,029		$ 11,133		$ 11,662		$ 11,778		$ 11,656		$ 11,709		$ 12,178		$ 12,411		$ 12,458		$ 12,502		$ 12,524		$ 12,661		$ 12,697		$ 12,870		$ 12,915		$ 12,987		$ 12,992		$ 12,967		$ 12,833		$ 13,074		$ 12,716		$ 12,602		$ 12,486		$ 12,033		$ 12,062		$ 11,240		$ 11,917		$ 11,634		$ 11,167		$ 11,486		$ 11,702		$ 11,615		$ 12,069		$ 11,915		$ 12,048		$ 12,166		$ 12,051		$ 12,248		$ 12,424		$ 12,461		$ 12,316		$ 12,163		$ 12,718		$ 13,189		$ 13,192		$ 13,231		$ 13,390		$ 13,257		$ 13,408		$ 13,539		$ 13,805		$ 14,025		$ 14,255		$ 14,178		$ 14,341		$ 14,280		$ 14,478		$ 14,573		$ 14,418		$ 14,419		$ 14,662		$ 14,935		$ 14,996		$ 15,180		$ 15,297		$ 15,328		$ 15,405		$ 15,507
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000		9,842		9,888		10,325		10,737		10,815		10,932		11,208		11,458		11,532		11,568		11,522			11,749		11,907		12,092		12,067		12,203		12,312		12,325		12,467		12,464		12,576		12,625		12,591		12,628		12,709		12,591		12,513		12,596		12,594		12,638		12,779		12,871		12,946		12,734		12,619		12,342		12,909		13,127		13,255		13,441		13,270		13,595		13,665		13,718		13,762		13,794		13,831		14,120		14,121		13,902		12,266		12,732		13,310		13,437		14,074		14,215		14,068		14,131		14,697		14,978		15,036		15,088		15,114		15,280		15,324		15,532		15,587		15,673		15,679		15,650		15,488		15,779		15,346		15,209		15,070		14,522		14,557		13,565		14,383		14,041		13,478		13,862		14,122		14,018		14,566		14,380		14,540		14,683		14,544		14,782		14,994		15,039		14,863		14,679		15,350		15,917		15,921		15,968		16,160		15,999		16,182		16,339		16,661		16,927		17,204	17,110	17,308	17,234	17,473	17,588	17,400	17,402	17,695	18,025	18,098	18,320	18,461	18,499	18,592	18,714
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000		9,842		9,888		10,325		10,737		10,815		10,932		11,208		11,458		11,532		11,568		11,522			11,749		11,907		12,092		12,067		12,203		12,312		12,325		12,467		12,464		12,576		12,625		12,591		12,628		12,709		12,591		12,513		12,596		12,594		12,638		12,779		12,871		12,946		12,734		12,619		12,342		12,909		13,127		13,255		13,441		13,270		13,595		13,665		13,718		13,762		13,794		13,831		14,120		14,121		13,902		12,266		12,732		13,310		13,437		14,074		14,215		14,068		14,131		14,697		14,978		15,036		15,088		15,114		15,280		15,324		15,532		15,587		15,673		15,679		15,650		15,488		15,779		15,346		15,209		15,070		14,522		14,557		13,565		14,383		14,041		13,478		13,862		14,122		14,018		14,566		14,380		14,540		14,683		14,544		14,782		14,994		15,039		14,863		14,679		15,350		15,917		15,921		15,968		16,160		15,999		16,182		16,339		16,661		16,927		17,204	17,110	17,308	17,234	17,473	17,588	17,400	17,402	17,695	18,025	18,098	18,320	18,461	18,499	18,592	18,714
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000		9,842		9,888		10,325		10,737		10,815		10,932		11,208		11,458		11,532		11,568		11,522			11,749		11,907		12,092		12,067		12,203		12,312		12,325		12,467		12,464		12,576		12,625		12,591		12,628		12,709		12,591		12,513		12,596		12,594		12,638		12,779		12,871		12,946		12,734		12,619		12,342		12,909		13,127		13,255		13,441		13,270		13,595		13,665		13,718		13,762		13,794		13,831		14,120		14,121		13,902		12,266		12,732		13,310		13,437		14,074		14,215		14,068		14,131		14,697		14,978		15,036		15,088		15,114		15,280		15,324		15,532		15,587		15,673		15,679		15,650		15,488		15,779		15,346		15,209		15,070		14,522		14,557		13,565		14,383		14,041		13,478		13,862		14,122		14,018		14,566		14,380		14,540		14,683		14,544		14,782		14,994		15,039		14,863		14,679		15,350		15,917		15,921		15,968		16,160		15,999		16,182		16,339		16,661		16,927		17,204	17,110	17,308	17,234	17,473	17,588	17,400	17,402	17,695	18,025	18,098	18,320	18,461	18,499	18,592	18,714
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000		9,842		9,888		10,325		10,737		10,815		10,932		11,208		11,458		11,532		11,568		11,522			11,749		11,907		12,092		12,067		12,203		12,312		12,325		12,467		12,464		12,576		12,625		12,591		12,628		12,709		12,591		12,513		12,596		12,594		12,638		12,779		12,871		12,946		12,734		12,619		12,342		12,909		13,127		13,255		13,441		13,270		13,595		13,665		13,718		13,762		13,794		13,831		14,120		14,121		13,902		12,266		12,732		13,310		13,437		14,074		14,215		14,068		14,131		14,697		14,978		15,036		15,088		15,114		15,280		15,324		15,532		15,587		15,673		15,679		15,650		15,488		15,779		15,346		15,209		15,070		14,522		14,557		13,565		14,383		14,041		13,478		13,862		14,122		14,018		14,566		14,380		14,540		14,683		14,544		14,782		14,994		15,039		14,863		14,679		15,350		15,917		15,921		15,968		16,160		15,999		16,182		16,339		16,661		16,927		17,204	17,110	17,308	17,234	17,473	17,588	17,400	17,402	17,695	18,025	18,098	18,320	18,461	18,499	18,592	18,714
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000		9,842		9,888		10,325		10,737		10,815		10,932		11,208		11,458		11,532		11,568		11,522			11,749		11,907		12,092		12,067		12,203		12,312		12,325		12,467		12,464		12,576		12,625		12,591		12,628		12,709		12,591		12,513		12,596		12,594		12,638		12,779		12,871		12,946		12,734		12,619		12,342		12,909		13,127		13,255		13,441		13,270		13,595		13,665		13,718		13,762		13,794		13,831		14,120		14,121		13,902		12,266		12,732		13,310		13,437		14,074		14,215		14,068		14,131		14,697		14,978		15,036		15,088		15,114		15,280		15,324		15,532		15,587		15,673		15,679		15,650		15,488		15,779		15,346		15,209		15,070		14,522		14,557		13,565		14,383		14,041		13,478		13,862		14,122		14,018		14,566		14,380		14,540		14,683		14,544		14,782		14,994		15,039		14,863		14,679		15,350		15,917		15,921		15,968		16,160		15,999		16,182		16,339		16,661		16,927		17,204	17,110	17,308	17,234	17,473	17,588	17,400	17,402	17,695	18,025	18,098	18,320	18,461	18,499	18,592	18,714
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000		9,842		9,888		10,325		10,737		10,815		10,932		11,208		11,458		11,532		11,568		11,522			11,749		11,907		12,092		12,067		12,203		12,312		12,325		12,467		12,464		12,576		12,625		12,591		12,628		12,709		12,591		12,513		12,596		12,594		12,638		12,779		12,871		12,946		12,734		12,619		12,342		12,909		13,127		13,255		13,441		13,270		13,595		13,665		13,718		13,762		13,794		13,831		14,120		14,121		13,902		12,266		12,732		13,310		13,437		14,074		14,215		14,068		14,131		14,697		14,978		15,036		15,088		15,114		15,280		15,324		15,532		15,587		15,673		15,679		15,650		15,488		15,779		15,346		15,209		15,070		14,522		14,557		13,565		14,383		14,041		13,478		13,862		14,122		14,018		14,566		14,380		14,540		14,683		14,544		14,782		14,994		15,039		14,863		14,679		15,350		15,917		15,921		15,968		16,160		15,999		16,182		16,339		16,661		16,927		17,204	17,110	17,308	17,234	17,473	17,588	17,400	17,402	17,695	18,025	18,098	18,320	18,461	18,499	18,592	18,714
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		$ 10,000		$ 9,842		$ 9,888		$ 10,325		$ 10,737		$ 10,815		$ 10,932		$ 11,208		$ 11,458		$ 11,532		$ 11,568		$ 11,522			$ 11,749		$ 11,907		$ 12,092		$ 12,067		$ 12,203		$ 12,312		$ 12,325		$ 12,467		$ 12,464		$ 12,576		$ 12,625		$ 12,591		$ 12,628		$ 12,709		$ 12,591		$ 12,513		$ 12,596		$ 12,594		$ 12,638		$ 12,779		$ 12,871		$ 12,946		$ 12,734		$ 12,619		$ 12,342		$ 12,909		$ 13,127		$ 13,255		$ 13,441		$ 13,270		$ 13,595		$ 13,665		$ 13,718		$ 13,762		$ 13,794		$ 13,831		$ 14,120		$ 14,121		$ 13,902		$ 12,266		$ 12,732		$ 13,310		$ 13,437		$ 14,074		$ 14,215		$ 14,068		$ 14,131		$ 14,697		$ 14,978		$ 15,036		$ 15,088		$ 15,114		$ 15,280		$ 15,324		$ 15,532		$ 15,587		$ 15,673		$ 15,679		$ 15,650		$ 15,488		$ 15,779		$ 15,346		$ 15,209		$ 15,070		$ 14,522		$ 14,557		$ 13,565		$ 14,383		$ 14,041		$ 13,478		$ 13,862		$ 14,122		$ 14,018		$ 14,566		$ 14,380		$ 14,540		$ 14,683		$ 14,544		$ 14,782		$ 14,994		$ 15,039		$ 14,863		$ 14,679		$ 15,350		$ 15,917		$ 15,921		$ 15,968		$ 16,160		$ 15,999		$ 16,182		$ 16,339		$ 16,661		$ 16,927		$ 17,204	$ 17,110	$ 17,308	$ 17,234	$ 17,473	$ 17,588	$ 17,400	$ 17,402	$ 17,695	$ 18,025	$ 18,098	$ 18,320	$ 18,461	$ 18,499	$ 18,592	$ 18,714